Subsequent Events (Details) - EUR (€) € / shares in Units, € in Millions						1 Months Ended
	Dec. 16, 2022	Aug. 17, 2022	Aug. 08, 2022	Aug. 17, 2017	Aug. 08, 2017	Nov. 30, 2022	Oct. 31, 2022	Mar. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
Subsequent Events
Warrants outstanding								16,351,314	917,164
Mariadb Corporation Ab
Subsequent Events
Warrants outstanding									4,019,757	9,607,720
2020 Series C Warrants
Subsequent Events
Warrants exercise price								€ 5.22
Warrants outstanding									652,126
2020 Series C Warrants | Mariadb Corporation Ab
Subsequent Events
Warrants exercise price									€ 1.19
Warrants outstanding									2,858,143	3,445,912
2017 Series C Warrants
Subsequent Events
Warrants exercise price								€ 0.04
Warrants outstanding									74,479
Number of warrant repurchased		326,429	5,000,194
Redemption price of warrants	€ 1.19
2017 Series C Warrants | Mariadb Corporation Ab
Subsequent Events
Warrants exercise price									€ 0.01
Warrants outstanding									326,429	5,326,623
Number of warrant repurchased				326,429	5,000,194
Subsequent Event | Mariadb Corporation Ab | Series C Preferred Shares
Subsequent Events
Preferred shares issued						2,365,078	2,365,078
Subsequent Event | 2020 Series C Warrants | Mariadb Corporation Ab
Subsequent Events
Number of warrants exercised						2,365,078	2,365,078
Warrants exercise price						€ 1.1859	€ 1.1859
Proceeds from issuance of warrant						€ 2.8	€ 2.8
Warrants outstanding	493,065
Subsequent Event | 2017 Series C Warrants | Mariadb Corporation Ab
Subsequent Events
Number of warrant repurchased						326,429
Redemption price of warrants						€ 1.19